STOCKHOLDER'S EQUITY (Details Narrative 6)	0 Months Ended
Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock reserved for issuance	4,500,000
Percentage of option exercisable (in percent)	20.00%
2011 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan modification description and terms	The modification to the option agreements increased the vesting period for only certain option agreements from one year to two years.